Condensed Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net profit/(loss)	€ 71,682	€ (49,346)
Adjustments for:
Interest income	(23)	(87)
Depreciation and amortization	3,407	2,264
Interest expense	538	140
Equity settled share-based payment	11,262	16,270
Net foreign exchange differences	115	236
Change in fair value of warrant liabilities	(13,743)	3,936
Changes in:
(Increase)/decrease in accounts receivable	(280)	532
(Increase)/decrease in other assets	(6,903)	902
Increase/(decrease) in accounts payable and other liabilities	98,078	(11,363)
Interest received	23	54
Interest paid	(434)	(140)
Net cash provided by/(used in) operating activities	163,722	(36,602)
Cash flows from investing activities
Payments for property, plant and equipment	(1,965)	(1,912)
Cash paid for investments classified in Other financial assets	(59,253)	(11,423)
Cash received from maturity of investments classified in Other financial assets	12,695	3,411
Payments for intangible assets	(6)	(390)
Proceeds from disposal of property, plant and equipment	1	8
Net cash (used in)/provided by investing activities	(48,528)	(10,306)
Cash flows from financing activities
Proceeds from issuance of shares to equity holders	17,112
Transaction costs deducted from equity	(515)
Payments for leases	(1,394)	(1,348)
Net cash provided by/(used in) financing activities	15,203	(1,348)
Net increase/(decrease) in cash and cash equivalents	130,397	(48,256)
Cash and cash equivalents at beginning of period	132,994	207,530
Effects of exchange rate changes on cash and cash equivalents	1,734	819
Cash and cash equivalents at end of period	€ 265,125	€ 160,093